UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 94.0%
Aerospace & Defense - 1.7%
74,508	HEICO Corp.	$5,352,655

Air Freight & Logistics - 3.0%
103,586	Air Transport Services Group, Inc. *	2,256,103
47,056	Atlas Air Worldwide Holdings, Inc. *	2,453,970
68,955	XPO Logistics, Inc. *	4,456,562
		9,166,635
Auto Components - 1.5%
152,692	Horizon Global Corp. *	2,192,657
24,129	LCI Industries	2,470,810
		4,663,467
Banks - 3.5%
81,972	Bank of the Ozarks, Inc.	3,842,028
56,038	Webster Financial Corp.	2,926,304
83,963	Western Alliance Bancorp *	4,130,980
		10,899,312
Biotechnology - 1.6%
39,335	Ligand Pharmaceuticals, Inc. *	4,775,269

Building Products - 1.6%
66,800	Patrick Industries, Inc. *	4,866,380

Commercial Services & Supplies - 2.0%
132,003	Advanced Disposal Services, Inc. *	3,000,428
199,409	Casella Waste Systems, Inc. - Class A *	3,272,302
		6,272,730
Communications Equipment - 4.1%
145,407	Lumentum Holdings, Inc. *	8,295,469
403,194	Viavi Solutions, Inc. *	4,245,633
		12,541,102
Construction & Engineering - 6.6%
78,319	Dycom Industries, Inc. *	7,011,117
32,344	EMCOR Group, Inc.	2,114,651
196,066	MasTec, Inc. *	8,852,380
73,289	Quanta Services, Inc. *	2,412,674
		20,390,822
Construction Materials - 3.1%
51,564	Eagle Materials, Inc.	4,765,545
159,798	Summit Materials, Inc. - Class A *	4,613,368
		9,378,913
Consumer Finance - 1.0%
83,577	PRA Group, Inc. *	3,167,568

Diversified Consumer Services - 2.4%
112,310	Adtalem Global Education, Inc.	4,262,164
39,140	Bright Horizons Family Solutions, Inc. *	3,021,999
		7,284,163

Diversified Telecommunication Services - 0.3%
34,474	Zayo Group Holdings, Inc. *	$1,065,247

Electronic Equipment, Instruments & Components - 4.8%
94,592	II-VI, Inc. *	3,244,506
17,572	Coherent, Inc. *	3,953,524
83,714	Fabrinet *	3,571,239
23,713	Littelfuse, Inc.	3,912,645
		14,681,914
Energy Equipment & Services - 1.5%
9,256	Core Laboratories NV	937,355
72,104	Patterson-UTI Energy, Inc.	1,455,780
59,203	Superior Energy Services, Inc. *	617,487
25,275	U.S. Silica Holdings, Inc.	897,010
38,502	Unit Corp. *	721,142
		4,628,774
Health Care Equipment & Supplies - 0.8%
65,431	Natus Medical, Inc. *	2,440,576

Health Care Providers & Services - 2.2%
35,241	Acadia Healthcare Co, Inc. *	1,740,201
81,814	Almost Family, Inc. *	5,043,833
		6,784,034
Health Care Technology - 3.3%
83,047	Cotiviti Holdings, Inc. *	3,084,366
105,943	Evolent Health, Inc. - Class A *	2,685,655
236,204	HMS Holdings Corp. *	4,369,774
		10,139,795
Hotels, Restaurants & Leisure - 3.3%
103,228	Carrols Restaurant Group, Inc. *	1,264,543
29,405	Chuy’s Holdings, Inc. *	688,077
286,038	Del Taco Restaurants, Inc. *	3,933,023
193,934	Penn National Gaming, Inc. *	4,150,188
		10,035,831
Household Durables - 1.8%
24,528	Cavco Industries, Inc. *	3,180,055
59,069	Hooker Furniture Corp.	2,430,689
		5,610,744
Industrial Conglomerates - 0.7%
66,176	Raven Industries, Inc.	2,203,661

Insurance - 3.2%
71,797	Amerisafe, Inc.	4,088,839
156,448	Kinsale Capital Group, Inc.	5,837,075
		9,925,914
Internet & Direct Marketing Retail - 1.1%
62,514	Liberty Expedia Holdings, Inc. - Class A *	3,377,006

Internet Software & Services - 4.4%
237,752	Alteryx, Inc. - Class A *	$4,640,919
101,054	Envestnet, Inc. *	4,001,738
114,149	New Relic, Inc. *	4,909,548
		13,552,205
IT Services - 4.0%
99,327	Acxiom Corp. *	2,580,515
109,458	Booz Allen Hamilton Holding Corp. - Class A	3,561,763
27,660	WEX, Inc. *	2,884,108
91,208	WNS Holdings Ltd. - ADR *	3,133,907
		12,160,293

Life Sciences Tools & Services - 6.0%
23,839	Bio-Rad Laboratories, Inc. - Class A *	5,395,004
26,599	Bio-Techne Corp.	3,125,382
33,530	Charles River Laboratories International, Inc. *	3,391,560
32,115	ICON PLC *	3,140,526
45,164	PRA Health Sciences, Inc. *	3,387,752
		18,440,224
Machinery - 4.6%
43,216	John Bean Technologies Corp.	4,235,168
22,890	Middleby Corp. *	2,781,364
48,301	Standex International Corp.	4,380,901
152,961	Welbilt, Inc. *	2,883,315
		14,280,748
Oil, Gas & Consumable Fuels - 0.9%
60,382	Delek US Holdings, Inc.	1,596,500
49,206	Matador Resources Co. *	1,051,532
		2,648,032
Pharmaceuticals - 0.6%
39,441	Pacira Pharmaceuticals, Inc. *	1,881,336

Professional Services - 0.8%
42,536	On Assignment, Inc. *	2,303,324

Road & Rail - 1.5%
67,067	Genesee & Wyoming, Inc. - Class A *	4,586,712

Semiconductors & Semiconductor Equipment - 7.3%
88,593	Diodes, Inc. *	2,128,890
211,451	FormFactor, Inc. *	2,621,992
122,172	Integrated Device Technology, Inc. *	3,150,816
107,126	Kulicke & Soffa Industries, Inc. *	2,037,537
88,791	Microsemi Corp. *	4,155,419
71,158	Silicon Motion Technology Corp. - ADR	3,431,950
202,420	Tower Semiconductor Ltd. *	4,827,717
		22,354,321
Software - 8.1%
165,937	ACI Worldwide, Inc. *	3,712,011
39,379	Nice Ltd. - ADR	3,099,915
103,675	PTC, Inc. *	5,714,566
61,573	Tableau Software, Inc. - Class A *	3,772,578
38,923	Take-Two Interactive Software, Inc. *	2,856,170
165,501	Talend S.A. - ADR *	5,756,125
		24,911,365

Textiles, Apparel & Luxury Goods - 0.7%
36,825		Oxford Industries, Inc.	$2,301,194

TOTAL COMMON STOCKS
(Cost $244,794,733)			289,072,266

EXCHANGE TRADED FUNDS: 1.1%
43,850		SPDR S&P Biotech	3,384,343
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,564,248)			3,384,343

REAL ESTATE INVESTMNET TRUSTS - 1.1%
62,355		CyrusOne, Inc.	3,476,291
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,116,082)			3,476,291

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
11,828,464		Invesco Short-Term Investments Trust Government TaxAdvantage Portfolio - Institutional Class, 0.729%(1)	11,828,464
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,828,464)			11,828,464

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost $262,303,527)			307,761,364
Liabilities in Excess of Other Assets - 0.0% (2)			(96,302)
TOTAL NET ASSETS - 100.0%			$307,665,062

	*	Non-income producing security.
	ADR	American Depositary Receipt
	(1)	Seven-day yield as of June 30, 2017.
	(2)	Does not round to 0.1%

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

		Cost of investments	$262,303,527
		Gross unrealized appreciation	49,896,017
		Gross unrealized depreciation	(4,438,180)
		Net unrealized appreciation	$45,457,837

+Because tax adjustments are calculated annually at the end of the TCM Small Cap Growth Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$289,072,266	$–	$–	$289,072,266
Exchange Traded Funds	3,384,343	–	–	3,384,343
Real Estate Investment Trusts	3,476,291	–	–	3,476,291
Short-Term Investments	11,828,464	–	–	11,828,464
Total Investments	$307,761,364	$–	$–	$307,761,364

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended June 30, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date             8/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date             8/28/17

By (Signature and Title)*         /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date             8/28/17

* Print the name and title of each signing officer under his or her signature.